CONVERTIBLE PROMISSORY NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES PAYABLE

NOTE 9 – CONVERTIBLE PROMISSORY NOTES PAYABLE

a) Convertible promissory notes

In October, November, and December 2021, the Company, issued seven (7) convertible promissory notes of US$2,250,000 aggregate principal amount, due in one year (the ‘Notes’) with issuance price discounted 90.0%. The Notes bear interest at a rate of 8.0% per annum, payable in one year and will mature on October 27, November 5, November 16, November 29 and December 2 of 2022. Net proceeds after debt issuance costs and debt discount were approximately US$1,793,000. Debt issuance costs in the amount of US$162,000 are recorded as deferred charges and included in the other current assets on the consolidated balance sheet. The debt discount and debt issuance costs are amortized into interest expense using the effective interest method over the terms of the Notes.

The details of convertible notes are as follows:

Unless the Notes are converted, the principal amounts of the Notes, and accrued interest at the rate of 8% per annum, are payable on the one-year anniversary of the issuance of the Notes (the “Maturity Date”). If the Company fails to satisfy its loan obligation by the Maturity Date, the default interest rate will be 16%.

The Lenders have the right to convert any or all of the principal and accrued interest on the Notes into shares of common stock of the Company on the earlier of (i) 180 calendar days after the issuance date of the Notes or (ii) the closing of a listing for trading of the common stock of the Company on a national securities exchange offering resulting in gross proceeds to the Company of $15,000,000 or more (an “Uplist Offering”). If the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Notes, the conversion price shall be 70% of the per share offering price in the Uplist Offering; otherwise, the conversion price is $0.75 per share.

Subject to customary exceptions, if the Company issues shares or any securities convertible into shares of common stock at an effective price per share lower than the conversion price of the Notes, the conversion rate of the Notes shall be reduced to such lower price.

Until the Notes are either paid or converted in their entirety, the Company agreed with the Lenders not to sell any securities convertible into shares of common stock of the Company (i) at a conversion price that is based on the trading price of the stock or (ii) with a conversion price that is subject to being reset at a future date or upon an event directly or indirectly related to the business of the Company or the market for the common stock. The Company also agreed to not issue securities at a future determined price.

The Lenders have the right to require the Company to repay the Notes if the Company receives cash proceeds, including proceeds from customers and the issuance of equity (including in the Uplist Offering). If the Company prepays the Notes prior to the Maturity Date, the Company shall pay a 10% prepayment penalty.

The following table summarizes the outstanding promissory notes as of March 31, 2023 and December 31, 2022 (dollars in thousands):

		March 31, 2023		December 31, 2022
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount
Convertible Note - Talos Victory (Note 9 (b))	8%	$-	$-	$-	-
Convertible Note - Mast Hill (Note 9 (b))	8%	725,000	639,400	740,000	635,535
Convertible Note - First Fire (Note 9 (b))	8%	176,250	156,466	181,250	156,594
Convertible Note - LGH Note 9 (b))	8%	202,500	188,949	207,500	188,987
Convertible Note - Fourth Man (Note 9 (b))	8%	152,000	129,322	157,000	128,703
Convertible Note - Jeffery Street Note 9 (b))	8%	165,000	136,809	170,000	142,554
Convertible Note - Blue Lake Note 9 (b))Total	8%	-	-	-	-
Total		$1,420,750	$1,250,946	$1,455,750	$1,252,373
Amortization of discounts for the three months ended March 31, 2023			(5,186)
Convertible promissory notes payable as of March 31, 2023			$1,245,760

From December 28, 2022 to January 18, 2023, the remaining five (5) lenders and the Company entered into an amendment to the Note (“Amendment to Promissory Note”) extending maturity date for an additional 6 months.

For the three-month period ended March 31, 2023 and 2022, the Company recognized interest expenses of the Notes in the amount of US$33,399 and US$56,172, respectively.

*The Company prepaid $10,000 legal deposit for each note till the repayment of the notes.

b) Warrants

Accounting for Warrants

In connection with the issuance of a convertible promissory notes (see Note 11 (a) in October, November and December, 2021, the Company also issued seven (7) three-year warrant (the “Warrant”) to purchase an aggregate of 1,800,000 shares of the Company’s common stock (the “ Warrant Shares”).

The Warrants issued to the Lenders granted each of the Lenders the right to purchase up to 200,000 shares of common stock of the Company at an exercise price of $1.25 per share. However, if the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Warrants, then the exercise price shall be 125% of the offering price of a share in the Uplist Offering. If the adjusted exercise price as a result of the Uplist Offering is less than $1.25 per share, then the number of shares for which the Warrants are exercisable shall be increased such that the total exercise price, after taking into account the decrease in the per share exercise price, shall be equal to the total exercise price prior to such adjustment.

The Lenders have the right to exercise the Warrants on a cashless basis if the highest traded price of a share of common stock of the Company during the 150 trading days prior to exercise of the Warrants exceeds the exercise price, unless there is an effective registration statement of the Company which covers the resale of the Lenders.

If the Company issues shares or any securities convertible into shares at an effective price per share lower than the exercise price of the Warrants, the exercise price of the Warrants shall be reduced to such lower price, subject to customary exceptions.

The Lenders may not convert the Notes or exercise the Warrants if such conversion or exercise will result in each of the Lenders, together with any affiliates, beneficially owning in excess of 4.9% of the Company’s outstanding common stock immediately after giving effect to such exercise unless the Lenders notify the Company at least 61 days prior to such exercise.

On January 17, 2022, we closed a private offering of ordinary shares and warrants to purchase ordinary shares. A total of 2,750,000 ordinary shares (the “Shares”) were issued to a total of five (5) investors (the “Investors”) at a subscription price of $0.80 per share, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, we issued one (1) warrant to purchase one (1) ordinary share at an exercise price of $0.88 per share, exercisable for a period of twenty-four (24) months (the “Warrants”). We have agreed to register the Investors’ re-sale of the Shares by way of a prospectus supplement to our currently effective unallocated shelf registration statement on Form F-3, (SEC File No. 333-267116). The offer and sale of the Shares and the Warrants was exempt under Rule 506 of Regulation D under the Securities Act of 1933 (the “Securities Act”). We engaged in no general solicitation or advertising with regard to the offering and the offering was made solely to “Accredited Investors” as defined in Rule 501 of Regulation D under the Securities Act.

On April 14, April 27, and September 1, 2022, three lenders exercised cashless for 115,540 (4th Man), 111,972 (Talos) and 57,142 (Blue lake) warrant shares, respectively.

The fair values of these warrants as of March 31, 2023 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					March 31, 2023
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2022(US$)	Changes of fair value of common stock purchase warrants liability (+ (loss)/(- (gain)(US$)	Common stock purchase warrants liability as of March 31, 2023 (US$)
Convertible Note - Talos Victory (Note 9 (a))	337.7%	$0.0%	$1.6	4.35%	14,803	5,663	20,466
Convertible Note - Mast Hill (Note 9 (a))	337.7%	0.0%	1.6	4.35%	101,293	38,623	139,916
Convertible Note - First Fire (Note 9 (a))	337.7%	0.0%	1.6	4.35%	33,919	12,883	46,802
Convertible Note - LGH Note 9 (a))	337.7%	0.0%	1.7	4.35%	34,028	12,888	46,916
Convertible Note - Fourth Man (Note 9 (ab))	337.7%	0.0%	1.7	4.35%	14,398	5,444	19,842
Convertible Note - Jeffery Street Note 9 (a))3,054	337.7%	0.0%	1.7	4.35%	34,134	12,892	47,026
Convertible Note - Blue Lake Note 9 (a))	337.7%	0.0%	1.7	4.35%	24,382	9,209	33,591
Total				Total	256,957	97,602	354,559

(c) Registration Rights Agreements

Pursuant to the terms of the Registration Rights Agreement dated as of contract date of each convertible promissory note, 2021, executed between the Company and Lender, the Registration Rights Agreement dated as of each contract date, executed between the Company and Lenders, the Company agreed to file a registration statement with the Securities and Exchange Commission to register the shares of common stock underlying the Notes and the shares issuable upon exercise of the Warrants within sixty days from the date of each Registration Rights Agreement. The Company also granted the Lenders piggyback registration rights on such shares pursuant to the Purchase Agreements.

NOTE 9 – CONVERTIBLE PROMISSORY NOTES PAYABLE

a) Convertible promissory notes

In October, November, and December 2021, the Company, issued seven (7) convertible promissory notes of US$2,250,000 aggregate principal amount, due in one year (the ‘Notes’) with issuance price discounted 90.0%. The Notes bear interest at a rate of 8.0% per annum, payable in one year and will mature on October 27, November 5, November 16, November 24, November 29 and December 2 of 2022. Net proceeds after debt issuance costs and debt discount were approximately US$1,793,000. Debt issuance costs in the amount of US$162,000 are recorded as deferred charges and included in the other current assets on the consolidated balance sheet. The debt discount and debt issuance costs are amortized into interest expense using the effective interest method over the terms of the Notes.

The details of convertible notes are as follows:

Unless the Notes are converted, the principal amounts of the Notes, and accrued interest at the rate of 8% per annum, are payable on the one-year anniversary of the issuance of the Notes (the “Maturity Date”). If the Company fails to satisfy its loan obligation by the Maturity Date, the default interest rate will be 16%.

The Lenders have the right to convert any or all of the principal and accrued interest on the Notes into shares of common stock of the Company on the earlier of (i) 180 calendar days after the issuance date of the Notes or (ii) the closing of a listing for trading of the common stock of the Company on a national securities exchange offering resulting in gross proceeds to the Company of $15,000,000 or more (an “Uplist Offering”). If the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Notes, the conversion price shall be 70% of the per share offering price in the Uplist Offering; otherwise, the conversion price is $0.75 per share.

Subject to customary exceptions, if the Company issues shares or any securities convertible into shares of common stock at an effective price per share lower than the conversion price of the Notes, the conversion rate of the Notes shall be reduced to such lower price.

Until the Notes are either paid or converted in their entirety, the Company agreed with the Lenders not to sell any securities convertible into shares of common stock of the Company (i) at a conversion price that is based on the trading price of the stock or (ii) with a conversion price that is subject to being reset at a future date or upon an event directly or indirectly related to the business of the Company or the market for the common stock. The Company also agreed to not issue securities at a future determined price.

The Lenders have the right to require the Company to repay the Notes if the Company receives cash proceeds, including proceeds from customers and the issuance of equity (including in the Uplist Offering). If the Company prepays the Notes prior to the Maturity Date, the Company shall pay a 10% prepayment penalty.

On April 27, 2022, the Company entered into an amendment to the Note (“Amendment to Promissory Note”) issued to the Lender and, on May 3, 2022, an amendment to the Registration Rights Agreement by and between the Company and the Lender (“Amendment to Registration Rights Agreement”), extending the number of days the Company shall have in order to cause the registration statement covering the resale of the Common Stock to become effective.

The following table summarizes the outstanding promissory notes as of December 31, 2022 and 2021 (dollars in thousands):

		2022		2021
	Interest rate	Principal Amount	Carrying Amount	Principal Amount	Carrying Amount

Convertible Note- Talos Victory (Note 9 (b))	8%	$-	$-	$250,000	201,536
Convertible Note-Mast Hill (Note 9 (b))	8%	740,000	635,535	750,000	612,265
Convertible Note-First Fire (Note 9 (b))	8%	181,250	156,594	250,000	200,129
Convertible Note-LGH Note 9 (b))	8%	207,500	188,987	250,000	209,274
Convertible Note -Fourth Man (Note 9 (b))	8%	157,000	128,703	250,000	199,220
Convertible Note-Jeffery Street Note 9 (b))	8%	170,000	142,554	250,000	199,011
Convertible Note -Blue Lake Note 9 (b))Total	8%	-	-	250,000	199,011
Total		$1,455,750	$1,252,373	$2,250,000	$1,846,583
Amortization of discounts for year ended December 31, 2022			24,909
Convertible promissory notes payable as of December 31,2022			$1,277,282

From December 28, 2022 to January 18, 2023, the remaining five (5) lenders and the Company entered into an amendment to the Note (“Amendment to Promissory Note”) extending maturity date for additional 6 months.

During the year ended December 31, 2022, principal, accrued and unpaid interest and default charges totalling $1,038,426 was converted into 1,384,564 shares of common stock of the Company. And two notes were fully converted.

For the year ended December 31, 2022 and 2021, the Company recognized interest expenses of the Notes in the amount of US$224,885 and US$27,447, respectively.

*The Company prepaid $10,000 legal deposit for each note till the repayment of the notes.

b) Warrants

Accounting for Warrants

In connection with the issuance of a convertible promissory notes (see Note 11 (a) in October, November and December, 2021, the Company also issued seven (7) three-year warrant (the “Warrant”) to purchase an aggregate of 1,800,000 shares of the Company’s common stock (the “Warrant Shares”).

The Warrants issued to the Lenders granted each of the Lenders the right to purchase up to 200,000 shares of common stock of the Company at an exercise price of $1.25 per share. However, if the Company closes an Uplist Offering on or before the 180th calendar date after the issuance date of the Warrants, then the exercise price shall be 125% of the offering price of a share in the Uplist Offering. If the adjusted exercise price as a result of the Uplist Offering is less than $1.25 per share, then the number of shares for which the Warrants are exercisable shall be increased such that the total exercise price, after taking into account the decrease in the per share exercise price, shall be equal to the total exercise price prior to such adjustment.

The Lenders have the right to exercise the Warrants on a cashless basis if the highest traded price of a share of common stock of the Company during the 150 trading days prior to exercise of the Warrants exceeds the exercise price, unless there is an effective registration statement of the Company which covers the resale of the Lenders.

If the Company issues shares or any securities convertible into shares at an effective price per share lower than the exercise price of the Warrants, the exercise price of the Warrants shall be reduced to such lower price, subject to customary exceptions.

The Lenders may not convert the Notes or exercise the Warrants if such conversion or exercise will result in each of the Lenders, together with any affiliates, beneficially owning in excess of 4.9% of the Company’s outstanding common stock immediately after giving effect to such exercise unless the Lenders notify the Company at least 61 days prior to such exercise.

On January 17, 2022, we closed a private offering of ordinary shares and warrants to purchase ordinary shares. A total of 2,750,000 ordinary shares (the “Shares”) were issued to a total of five (5) investors (the “Investors”) at a subscription price of $0.80 per share, for total subscription proceeds of $2,200,000. In addition, for each share subscribed for by the Investors, we issued one (1) warrant to purchase one (1) ordinary share at an exercise price of $0.88 per share, exercisable for a period of twenty-four (24) months (the “Warrants”). We have agreed to register the Investors’ re-sale of the Shares by way of a prospectus supplement to our currently effective unallocated shelf registration statement on Form F-3, (SEC File No. 333-267116). The offer and sale of the Shares and the Warrants was exempt under Rule 506 of Regulation D under the Securities Act of 1933 (the “Securities Act”). We engaged in no general solicitation or advertising with regard to the offering and the offering was made solely to “Accredited Investors” as defined in Rule 501 of Regulation D under the Securities Act.

On April 14, April 27, and September 1, 2022, three lenders exercised cashless for 115,540 (4th Man), 111,972 (Talos) and 57,142 (Blue lake) warrant shares, respectively.

The fair values of these warrants as of December 31, 2022 were calculated using the Black-Scholes option-pricing model with the following assumptions:

					December 31, 2022
	Volatility (%)	Expected dividends yield (%)	Weighted average expected life (year)	Risk-free interest rate (%) (per annum)	Common stock purchase warrants liability as of December 31, 2021(US$)	Changes of fair value of common stock purchase warrants liability (+ (gains)/- losses(US$)	Common stock purchase warrants liability as of December 31, 2022 (US$)
Convertible Note- Talos Victory (Note 9 (a))	289.9%	$0.0%	$1.8	4.41%	124,756	(109,953)	14,803
Convertible Note-Mast Hill (Note 9 (a))	289.9%	0.0%	1.8	4.41%	375,156	(273,863)	101,293
Convertible Note-First Fire (Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,408	(91,489)	33,919
Convertible Note-LGH Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,664	(91,636)	34,028
Convertible Note -Fourth Man (Note 9 (ab))	289.9%	0.0%	1.9	4.41%	125,821	(111,423)	14,398
Convertible Note-Jeffery Street Note 9 (a))3,054	289.9%	0.0%	1.9	4.41%	125,915	(91,781)	34,134
Convertible Note -Blue Lake Note 9 (a))	289.9%	0.0%	1.9	4.41%	125,915	(101,533)	24,382
Total				Total	1,128,635	(868,678)	256,957

(c) Registration Rights Agreements

Pursuant to the terms of the Registration Rights Agreement dated as of contract date of each convertible promissory note, 2021, executed between the Company and Lender, the Registration Rights Agreement dated as of each contract date, executed between the Company and Lenders, the Company agreed to file a registration statement with the Securities and Exchange Commission to register the shares of common stock underlying the Notes and the shares issuable upon exercise of the Warrants within sixty days from the date of each Registration Rights Agreement. The Company also granted the Lenders piggyback registration rights on such shares pursuant to the Purchase Agreements.